Financial Liabilities - Other (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Nov. 15, 2019 USD ($) item	Nov. 15, 2019 EUR (€) item	Dec. 05, 2017 EUR (€)	Oct. 28, 2015 EUR (€)
Borrowings
Gain on modification of financial liabilities after adoption of IFRS 9		€ 97,850
Senior Debt
Borrowings
Amount of borrowings refinanced								€ 5,800,000
Gain on modification of financial liabilities after adoption of IFRS 9		97,850
Senior Debt Tranche B, Maturity in 2027 | US Dollars
Borrowings
Face amount | $							$ 2,500
Senior Debt Tranche B, Maturity in 2027 | Euros
Borrowings
Face amount								1,360,000
Revolving Credit Facility, Maturing in 2025
Borrowings
Maximum borrowing capacity | $			$ 1,000		$ 1,000	$ 500	$ 500
Carrying amount | $			$ 0
EIB Loan
Borrowings
Loan arrangements									€ 85,000	€ 100,000
Carrying amount		233,750		€ 212,500
EIB Loan, Maturing in 2028
Borrowings
Face amount	€ 85,000
Debt term	10 years
Grace period	2 years
Senior Secured Notes
Borrowings
Face amount		€ 1,675,000						€ 1,675,000
Number of bonds issued | item							2	2